Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

On June 18, 2015, the Company entered into a lease agreement for approximately 25,788 square feet of warehouse and office space under a thirty-eight (38) month operating lease that commences on September 1, 2015 and expires on October 31, 2018. The lease has monthly payments of $16,504 with standard rent increases over the life of the lease scheduled in October of each year.

On June 5, 2015, the Company entered into a sublease of a portion of the premises for the period September 1, 2015 through January 31, 2017, at a monthly rental rate of $5,000.

Rent expense for the six-month periods ended December 31, 2016 and 2015, was $141,721 and $67,937, respectively.

Litigation

From time-to-time, the Company is subject to various litigation and other claims in the normal course of business. The Company establishes liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the consolidated financial statements with respect to any matters.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

On June 18, 2015, the Company entered into a lease agreement for approximately 25,788 square feet of warehouse and office space under a thirty-eight (38) month operating lease that commences on September 1, 2015 and expires on October 31, 2018. The lease has monthly payments of $16,504 with standard rent increases over the life of the lease scheduled in October of each year.

On June 5, 2015, the Company entered into a sublease of a portion of the premises for the period September 1, 2015 through August 31, 2016, at a monthly rental rate of $5,000.

Future minimum lease payments under the operating lease as of June 30, 2016 are as follows:

For the years ending June 30:
2017	$202,508
2018	208,583
2019	70,038
Total	$481,129

Rent expense for the years ended June 30, 2016 and 2015 was $182,952 and $59,747, respectively.

Litigation

From time-to-time, the Company is subject to various litigation and other claims in the normal course of business. The Company establishes liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the consolidated financial statements with respect to any matters.

Stock Incentive Plan

On October 21, 2014, the Board of Directors and the Company’s sole stockholder adopted the 2014 Stock Incentive Plan. The purpose of the 2014 Stock Incentive Plan is to advance the best interests of the Company by providing those persons who have a substantial responsibility for management and growth of the Company with additional incentive and by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. Further, the availability and offering of stock options and common stock under the plan supports and increases the Company’s ability to attract and retain individuals of exceptional talent upon whom, in large measure, the sustained progress, growth and profitability which the Company depends. The total number of shares available for the grant of either stock options or compensation stock under the plan is 3,000,000 shares of common stock, subject to adjustment. The Board of Directors administers the plan and has full power to grant stock options. As of June 30, 2016, the Company has not issued any shares under the plan and has granted 1,587,500 options to purchase shares under the plan.

Equity Purchase Agreement

On December 17, 2014, the Company entered into an Equity Purchase Agreement with Kodiak Capital LLC. The Equity Purchase Agreement provides the Company with financing whereby the Company can issue and sell to Kodiak, from time to time, shares of common stock (the “Put Shares”) up to an aggregate purchase price of $5.0 million (the “Maximum Commitment Amount”) during the commitment period. The commitment period is defined as the period beginning on the trading day immediately following the effectiveness of the registration statement and ending December 31, 2016. In addition, in no event shall Kodiak be entitled to purchase that number of Put Shares which when added to the sum of the number of shares of common stock already beneficially owned by Kodiak would exceed 9.99% of the number of shares of common stock outstanding on the applicable closing date.

The Equity Purchase Agreement will terminate when any of the following events occur: (i) Kodiak has purchased an aggregate of $5.0 million of the Company’s common stock, (ii) on December 31, 2016 or (iii) upon written notice from the Company to Kodiak.

Registration Rights Agreement

On December 17, 2014, the Company entered into a registration rights agreement with Kodiak Capital, LLC under which the Company is obligated to register the shares to be acquired by Kodiak pursuant to that certain Equity Purchase Agreement dated December 17, 2014, under which Kodiak agreed to purchase up to $5 million of XFit common stock, subject to certain conditions.

Asset Purchase Agreement

On February 26, 2015, the Company entered into an Asset Purchase Agreement to acquire the exclusive rights, title, and interest in the Transformations exercise and fitness program. The purchase price was $62,500 which comprised of a $7,500 cash payment and fifty-five thousand (55,000) shares of the Company’s common stock that was valued at $55,000. The agreement also has a performance based earn out for a period of eighteen (18) months that was based on fifty percent (50%) of all programming services gross revenues derived from the Transformations program, up to a maximum earn out of $187,500. The earn out is payable in tranches and none of the tranches were met during the years ended June 30, 2016 or 2015.

Vendor Credit Agreements

On June 18 2015, the Company entered into a Stock Purchase Agreement with Ever Blooming Industrial Limited, whereby the Company issued 100,000 shares of its common stock at $1.00 per share. The purchase price is in the form of a manufacturing credit totaling $100,000 to use for future inventory purchases (the “Vendor Credit”). The Company can use all or part of the Vendor Credit until the Vendor Credit is exhausted. The Company had the total $100,000 Vendor Credit at June 30, 2015, which is included in prepaid expenses on the consolidated balance sheets. At June 30, 2016, the Company had exhausted the entire credit.

On June 26 2015, the Company entered into a Stock Purchase Agreement with Yayu General Machinery Co., LTD, whereby the Company issued 200,000 shares of its common stock at $1.00 per share, or $200,000. The purchase price is in the form of a manufacturing credit of $200,000 to use for future inventory purchases (the “Vendor Credit”). The Company can use all or part of the Vendor Credit until the Vendor Credit is exhausted. The Company had the total $200,000 Vendor Credit at June 30, 2015, which is included in prepaid expenses in the consolidated balance sheets. At June 30, 2016, the Company still had approximately $105,000 remaining on the credit.

Environmental Turf Services, LLC [Member]
Commitments and Contingencies

Note 7 - Commitments And Contingencies

Leases: The Companies lease a warehouse facility on a month to month basis. Total rent expense for the six and three months period ended June 30, 2016 and September 30, 2016 were approximately $9,000 and $3,000; respectively.

Litigation, Claims and Assessments: From time to time, the Company is subject to various litigation and other claims in the normal course of business. The Company establishes liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the consolidated financial statements with respect to any matters.

Note 7 - Commitments And Contingencies

Leases: The Companies lease a warehouse facility on a month to month basis. Total rent expense for the years ended December 31, 2015 and 2014 was $23,197 and $18,903, respectively.

Litigation, Claims and Assessments: From time to time, the Company is subject to various litigation and other claims in the normal course of business. The Company establishes liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the consolidated financial statements with respect to any matters.